Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties	Related Parties
Name of related parties	Relationship with the Company
Jianbo Zhang	Founder and ultimate controlling shareholder, CEO